BANK BORROWINGS (Details) - TRY (₺) ₺ in Thousands	Dec. 31, 2021	Dec. 31, 2020
BANK BORROWINGS
Short-term bank borrowings	₺ 193,184	₺ 347,436
Total	₺ 193,184	₺ 347,436
Average annual effective interest rate (in percent)	23.25%	19.89%
Short Term Supplier and Merchant Financing Loans
BANK BORROWINGS
Short-term bank borrowings	₺ 92,167	₺ 39,091
Average annual effective interest rate (in percent)	25.19%	19.10%